STOCKHOLDERS' DEFICIT (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2016
Number of Shares Outstanding - Beginning Balance	0
Number of Shares-Issued	143,000,000
Number of Shares-Exercised	0
Number of Shares-Expired	0
Number of Shares Outstanding - Ending Balance	143,000,000	0
Number of Shares Exercisable	47,666,666
Weighted Average Exercise Price - Beginning Balance	$ 0
Weighted Average Price pre share-Issued	0.03
Weighted Average Price pre share-Exercised	0
Weighted Average Price pre share-Expired	0
Weighted Average Exercise Price - Ending Balance	$ 0.03	$ 0
Weighted Average Price Per Shares Exercisable			$ 0.03
Outstanding and Exercisable:
Number of Shares-Weighted average remaining contractual term	4 years 9 months 14 days	0 years
Number of Shares-Aggregate intrinsic value	$ 0	$ 0
Warrant [Member]
Number of Shares Outstanding - Beginning Balance	7,379,158	3,000,000
Number of Shares-Issued	30,190,476	4,379,158
Number of Shares-Exercised	0	0
Number of Shares-Expired	0	0
Number of Shares Outstanding - Ending Balance	37,569,634	7,379,158
Number of Shares Exercisable	37,569,634
Weighted Average Exercise Price - Beginning Balance	$ 0.05	$ 0.07
Weighted Average Price pre share-Issued	0.53	0.04
Weighted Average Price pre share-Exercised	0	0
Weighted Average Price pre share-Expired	0	0
Weighted Average Exercise Price - Ending Balance	0.43	$ 0.05
Weighted Average Price Per Shares Exercisable	$ 0.43
Outstanding and Exercisable:
Number of Shares-Weighted average remaining contractual term	3 years 5 months 1 day
Number of Shares-Aggregate intrinsic value	$ 0